Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2022
Accounts payable and accrued liabilities

13.	Accounts payable and accrued liabilities

A summary of accounts payable and accrued liabilities is as follows:

	December 31, 2022	December 31, 2021

Accounts payable	$23,404,129	$25,247,351
Accrued liabilities	9,419,191	9,143,870
Net	$32,823,320	$34,391,221

The Company, in the course of its normal operations, is subject to claims, lawsuits, and contingencies. Accruals are made in instances where it is probable that liabilities may be incurred and where such liabilities can be reasonably estimated.